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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06567
Invesco Van Kampen Municipal Opportunity Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Van Kampen Municipal Opportunity Trust
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-MOPP-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 168.0%
	Alabama 1.6%
$1,000	Alabama Bldg Renovation Fin Auth Rev Rfdg (AMBAC Insd)	5.625%	09/01/24	$1,023,260
1,975	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	2,034,211
1,250	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,313,900
1,600	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,237,552
5	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg	6.950	01/01/20	0
1,825	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	1,914,936

				7,523,859

	Alaska 0.4%
3,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	1,939,890

	Arizona 4.9%
1,425	Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj	6.250	09/01/32	1,385,057
1,575	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/25	1,748,061
2,365	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	2,602,446
500	Glendale, AZ Indl Dev Auth Midwestern Univ	5.000	05/15/35	498,555

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,000	Glendale, AZ Indl Dev Auth Midwestern Univ	5.125%	05/15/40	$1,004,890
1,775	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	1,784,514
2,050	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	2,252,232
1,125	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,171,777
1,500	Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC Insd)	5.375	06/01/19	1,586,400
575	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	610,334
675	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	721,339
595	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	607,275
570	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	584,797
2,100	Pima Cnty, AZ Indl Dev Auth Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,098,173
1,930	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,106,383
1,835	University of AZ Med Ctr Corp	5.000	07/01/35	1,699,540

				22,461,773

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California 14.7%
$2,630	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/20	$1,640,778
2,400	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250%	09/01/29	2,202,048
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.000	04/01/39	4,115,200
750	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	302,377
1,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,081,670
4,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	3,953,922
2,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	2,620,940
2,900	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	2,862,503
3,400	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	3,242,580
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	2,008,620
420	California St (AMBAC Insd)	5.125	10/01/27	420,113
725	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	807,707
525	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	573,463
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	997,965

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000%	12/01/26	$989,514
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	976,689
1,800	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	2,056,536
2,000	California St Pub Wk Brd Lease Rev Dept Mental Hlth Coalinga, Ser A	5.000	06/01/25	2,003,320
1,150	California St Var Purp	5.750	04/01/31	1,231,109
5,000	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	4,975,050
1,250	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	1,393,562
410	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Rfdg Third Tier Franciscan, Ser C	6.500	12/15/47	361,530
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	1,863,300
770	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	670,015
4,160	Golden St Tob Sec Corp CA Tob Settlement, Ser A-1	5.750	06/01/47	2,963,002
145	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500	03/01/18	137,786
1,050	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,148,049

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,460	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000%	12/01/27	$1,202,850
1,150	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg, Ser A-4 (AMT) (b)	6.500	05/01/19	1,227,165
2,400	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.375	06/01/38	1,827,600
1,600	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.500	06/01/45	1,098,384
6,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000	06/01/37	4,401,600
10,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	6,420,000
1,600	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc	5.375	10/15/34	1,419,056
2,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	2,133,940

				67,329,943

	Colorado 3.0%
500	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	454,035
375	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	300,866
4,475	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	4,540,738

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$3,700	Colorado Hlth Fac Auth Rev Evangelical Lutheran	5.000%	06/01/35	$3,436,597
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,088,180
645	Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg, Ser B-2 (FHA Gtd) (AMT)	5.800	10/01/28	645,458
530	Highlands Ranch Metro Dist No 2 CO (AGM Insd) (d)	6.500	06/15/11	559,198
470	Highlands Ranch Metro Dist No 2 CO (AGM Insd)	6.500	06/15/11	495,258
925	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg	5.900	10/01/37	802,955
1,500	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,208,070

				13,531,355

	Connecticut 1.7%
6,500	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	6,230,575
1,350	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	1,345,612

				7,576,187

	District of Columbia 4.8%
700	District Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	772,079
2,215	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,389,298
2,500	District Columbia Rev Gonzaga College (AGM Insd)	5.250	07/01/32	2,533,425
700	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/29	745,325

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia (continued)
$1,425	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000%	10/01/34	$1,489,025
8,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	8,495,120
5,350	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	5,394,833

				21,819,105

	Florida 12.4%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	899,650
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	438,895
335	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	296,787
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	219,312
1,230	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,193,826
2,090	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250	06/01/17	2,211,471
360	Escambia Cnty, FL Hlth Auth Rev FL Hlthcare Fac Ln VHA Pgm (AMBAC Insd)	5.950	07/01/20	372,240
2,580	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	2,727,550
2,805	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,946,092

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,540	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000%	07/01/26	$2,697,582
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,610,375
780	Highlands, FL Cmnty Dev Dist Spl Assmt (e)	5.550	05/01/36	406,349
900	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	913,896
2,000	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,050,080
700	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Ida Rfdg (AMBAC Insd) (b)	5.000	12/01/34	733,901
775	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	840,906
665	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $650,642) (f)	6.800	05/01/38	571,880
400	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $400,383) (f)	6.900	05/01/17	377,316
2,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.375	10/01/27	2,511,414
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.375	10/01/32	2,115,725
545	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	534,454

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,160	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000%	01/15/31	$2,237,652
215	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	222,729
1,525	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	1,325,621
545	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (e)	6.125	05/01/35	309,723
1,000	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	902,890
2,400	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	2,774,640
5,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (NATL Insd)	5.000	07/01/40	4,986,465
2,900	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,179,647
490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	275,542
750	Seminole Tribe FL Spl Oblig Rev, Ser A (c)	5.750	10/01/22	734,212
855	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	556,802
7,510	South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth South FL Group (a)	5.000	08/15/32	7,594,262
1,690	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,249,231

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$750	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200%	05/01/35	$711,810
2,100	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,739,031
475	World Commerce Cmnty Dev Dist FL Spl Assmt (e)	5.500	05/01/38	157,368

				56,628,366

	Georgia 5.7%
5,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	5,062,750
1,000	Atlanta, GA Arpt Rev, Ser B (NATL Insd) (AMT)	5.625	01/01/30	1,007,480
345	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	357,279
620	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	642,066
190	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	195,797
1,150	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/27	1,258,330
1,250	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/28	1,357,987
1,150	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/29	1,239,550
7,000	Georgia Muni Elec Auth Pwr Rev, Ser A (NATL Insd)	6.500	01/01/20	8,454,880
3,770	Monroe Cnty, GA Dev Auth Pollutn Ctl Rev Oglethorpe Pwr Corp Scherer, Ser A	6.800	01/01/12	4,032,807
1,000	Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj (Syncora Gtd)	5.250	07/01/25	1,047,260

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$1,200	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100%	06/01/23	$1,233,924

				25,890,110

	Hawaii 0.4%
1,875	Hawaii St Arpts Sys Rev, Ser A	5.000	07/01/39	1,892,456

	Idaho 0.6%
750	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	856,163
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,110,630
800	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125	11/15/27	711,408

				2,678,201

	Illinois 16.6%
1,250	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	1,073,725
1,365	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/30	468,577
675	Bourbonnais Ill Indl Proj Rev Olivet Nazarene Univ Proj	5.500	11/01/40	668,061
2,600	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	2,720,666
4,000	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	4,185,640
3,150	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	3,150,063
10,900	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/24	11,609,481

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$10,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250%	01/01/25	$10,590,800
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/26	4,061,628
1,450	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	1,597,581
800	Granite City, Madison Cnty IL Disp Rev Waste Mgmt Inc Proj (AMT) (b)	3.500	05/01/27	804,464
1,100	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,155,627
2,300	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	2,183,160
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	968,670
2,200	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,389,332
1,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,526,630
2,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	2,486,125
1,150	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	1,217,125
1,800	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,037,114
5,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	5,099,985
1,600	Illinois Fin Auth Rev Temps 65 Pk Pl Elmhurst, Ser D-2	7.000	11/15/15	1,605,024

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (NATL Insd)	5.375%	12/15/18	$1,266,475
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	6,045,720
5,000	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	6,528,000
475	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	428,778

				75,868,451

	Indiana 2.1%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,031,180
650	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	651,625
1,360	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	1,488,656
1,525	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (AGM Insd)	7.000	08/15/15	1,728,267
2,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)	5.950	08/01/30	2,525,925
1,525	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	1,662,525

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (c)	5.750%	09/01/42	$462,925

				9,551,103

	Iowa 0.7%
1,890	Des Moines, IA Pub Pkg Sys Rev, Ser A (NATL Insd)	5.750	06/01/17	1,896,823
500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	421,900
1,500	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.500	06/01/42	1,076,190

				3,394,913

	Kansas 1.3%
2,400	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	2,602,824
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,451,184
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	1,268,048
675	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	610,598

				5,932,654

	Kentucky 2.3%
1,500	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	1,575,420

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky (continued)
$1,400	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750%	12/01/28	$1,530,340
55	Kentucky Hsg Corp Hsg Rev, Ser F (FNMA Collateralized) (AMT)	5.450	01/01/32	55,237
1,510	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,690,868
1,710	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	1,905,812
4,000	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,988,400

				10,746,077

	Louisiana 1.7%
989	Lakeshore Vlgs Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	605,535
1,900	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,207,173
3,000	Louisiana St Energy & Pwr Auth Pwr Proj Rev Rfdg (AGM Insd)	5.750	01/01/12	3,221,130
1,850	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	1,966,550

				8,000,388

	Maryland 0.9%
940	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	969,112

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$665	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375%	06/01/25	$682,583
1,915	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,875,417
750	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	679,567

				4,206,679

	Massachusetts 2.5%
1,895	Massachusetts Bay Trans Auth Gen Trans Sys Rfdg, Ser A	5.500	03/01/12	1,957,061
2,125	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B-2	6.250	06/01/14	2,127,274
400	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/35	299,812
475	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/42	346,489
3,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (NATL Insd)	5.625	01/01/16	3,098,250
1,650	Massachusetts St Hlth & Ed Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	1,682,752
965	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C (Prerefunded @ 7/01/11)	5.750	07/01/32	1,023,296
890	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	822,769

				11,357,703

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan 1.1%
$2,100	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C-1 (AGM Insd)	7.000%	07/01/27	$2,461,872
1,000	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	1,023,610
800	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	879,472
400	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	447,884

				4,812,838

	Minnesota 0.8%
10	Chaska, MN Elec Rev, Ser A	6.100	10/01/30	10,026
425	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	420,227
1,700	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	1,955,102
1,150	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,297,936
175	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	176,400

				3,859,691

	Missouri 2.6%
1,800	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.500	06/01/22	1,960,182
350	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Dev Auth Hlthcare Fac Rev Assoc	5.500	06/01/22	352,838

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,500	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500%	11/15/16	$1,510,995
770	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	737,968
1,375	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	1,307,680
615	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	545,056
1,450	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,261,268
575	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	538,511
3,855	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	3,752,765

				11,967,263

	Nevada 2.1%
6,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	5,506,800
40	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	35,919

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$4,250	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250%	06/01/37	$4,095,768

				9,638,487

	New Hampshire 0.5%
480	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg Utd Illum, Ser A (AMT) (b)	6.875	12/01/29	509,760
675	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	709,371
850	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	851,284

				2,070,415

	New Jersey 10.1%
375	Burlington Cnty, NJ Brdg Commn Econ Dev Rev Evergreens Proj	5.625	01/01/38	330,202
1,500	New Jersey Econ Dev Auth Rev Msu Student Hsg Proj Provident Group Montclair LLC	5.875	06/01/42	1,522,800
30,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd)	5.900	03/15/21	35,776,800
1,350	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,357,601
11,060	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	7,289,535

				46,276,938

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 1.0%
$1,900	Farmington, NM Pollutn Ctl Rev Rfdg Pub Svc NM San Juan, Ser C	5.900%	06/01/40	$1,922,724
1,250	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,395,388
1,125	University NM Univ Rev Sub Lien Rfdg, Ser A	5.250	06/01/21	1,206,394

				4,524,506

	New York 9.7%
1,270	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	1,303,401
530	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	545,905
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,035,520
975	New York City Indl Dev Civic YMCA Gtr NY Proj	5.800	08/01/16	976,970
5,500	New York City, Ser I-1 (a)	5.000	02/01/26	5,927,350
1,800	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	1,929,384
2,525	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (AGM Insd)	5.500	05/15/25	2,528,737
3,100	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	3,529,443
2,005	New York St Dorm Auth Rev Cons City Univ Sys Second Gen, Ser A	5.750	07/01/13	2,183,886
590	New York St Dorm Auth Rev, Ser B	7.500	05/15/11	621,730

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,500	New York St Dorm Auth Rev Upstate Cmnty Colleges, Ser B	5.250%	07/01/20	$1,621,005
1,700	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	1,884,365
1,900	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	2,092,679
1,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/28	1,093,670
15,000	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	15,803,850
575	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (c)	5.000	12/01/23	473,898

				44,551,793

	North Carolina 5.3%
705	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	630,256
22,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	23,617,880

				24,248,136

	North Dakota 0.2%
1,000	McLean Cnty, ND Solid Waste Fac Rev Great River Energy, Ser B	5.150	07/01/40	1,013,140

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio 6.2%
$2,540	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750%	06/01/34	$1,900,987
1,400	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	1,105,244
400	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	372,852
500	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	506,335
3,000	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd) (a)	5.000	04/01/24	3,177,960
2,750	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	2,913,075
2,775	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	2,939,613
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	1,639,414
1,475	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,561,538
925	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	974,552
2,600	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C (AGL Insd)	5.625	06/01/18	2,871,726
1,480	Ohio St Higher Ed Fac Commn Rev Summa Hlth Sys 2010 Proj	5.750	11/15/35	1,484,248

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,900	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys 2009, Ser A	6.750%	01/15/39	$2,032,924
1,030	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	1,067,677
791	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	816,787
1,954	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,047,636
950	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev First Energy Rfdg, Ser A (b)	5.875	06/01/33	1,050,320

				28,462,888

	Oklahoma 0.8%
1,375	Chickasaw Nation, OK Hlth Sys (c)	6.250	12/01/32	1,456,950
3,970	McAlester, OK Pub Wk Auth Util Cap Apprec (AGM Insd)	*	02/01/34	1,278,380
1,000	Tulsa Cnty, OK Indl Auth Sr Living Cmnty Rev Montereau Inc Proj, Ser A.	7.125	11/01/30	1,033,040

				3,768,370

	Pennsylvania 3.4%
950	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/35	968,914
1,800	Franklin Cnty, PA Indl Dev Auth Rev Chambersburg Hosp Proj	5.375	07/01/42	1,804,716

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care	6.250%	02/01/35	$712,390
2,100	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (g)	0.000/5.750	12/01/28	1,577,667
1,300	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (g)	0.000/6.000	12/01/34	970,437
1,200	Pennsylvania St Tpk Commn Tpk Rev Sub, Ser B-1	5.000	12/01/37	1,208,388
3,000	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/21	3,032,010
5,415	Susquehanna Area Regl Arpt Auth PA, Ser A (AMBAC Insd) (AMT)	5.375	01/01/22	5,453,122

				15,727,644

	South Carolina 5.0%
2,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	2,677,225
7,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	7,986,900
1,840	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,888,962
5,000	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	5,237,200
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,755,962

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$725	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000%	11/15/27	$586,279
570	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	570,502

				22,703,030

	Tennessee 1.6%
1,750	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	1,596,648
2,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Impt Hosp First Mtg Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	2,263,480
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,132,630
2,400	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	2,533,440

				7,526,198

	Texas 23.7%
1,450	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,446,911
615	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	657,533
1,150	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,301,570
1,350	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,523,407

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500%	11/01/31	$5,534,870
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (AGM Insd) (AMT)	5.500	11/01/21	8,457,120
650	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	652,015
1,225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,229,202
4,000	Dallas-Fort Worth, TX Intl Arpt Rev, Ser A (NATL Insd) (AMT)	5.750	11/01/30	4,004,240
4,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	5,035,222
1,000	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,027,290
2,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	2,118,420
750	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	856,133
950	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	986,414
1,930	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	2,034,722
2,000	Houston, TX Arpt Sys Rev Sub Lien (AGM Insd)	5.500	07/01/20	2,154,140

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$10,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.125%	07/01/32	$10,014,900
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625	07/01/30	3,001,020
7,825	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd) (a)	5.000	11/15/36	8,107,248
3,030	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,123,203
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,164,350
1,000	Matagorda Cnty, TX Nav Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	1,009,190
1,125	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,231,706
3,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/11)	7.250	01/01/31	3,079,080
5,900	North Centre, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	6,022,661
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,062,810
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,099,310
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,091,380
1,350	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	1,481,935

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,650	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750%	01/01/33	$2,801,235
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	934,400
2,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,360,956
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	3,853,720
400	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	363,640
1,150	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,154,508
3,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,293,880
3,000	Texas A&M Univ Rev Fin Sys, Ser A	5.000	05/15/29	3,274,950
1,430	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	1,490,317
5,400	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	5,874,174

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,750	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375%	11/01/37	$2,597,815

				108,507,597

	Utah 0.7%
2,380	Mountain Regl Wtr Spl Svc Dist Rfdg (NATL Insd)	5.000	12/15/33	2,347,584
730	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	675,097

				3,022,681

	Virginia 0.5%
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	745,170
1,401	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,414,099

				2,159,269

	Washington 6.7%
9,850	Bellevue, WA Convention Ctr Auth Spl Oblig Rev Comp Int Rfdg (NATL Insd)	*	02/01/25	5,224,834
7,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (a)(b)	5.600	01/01/36	7,572,225
5,000	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (AGM Insd)	5.500	07/01/16	5,265,650
1,250	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,084,050
2,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	2,002,560

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250%	09/01/33	$3,046,500
1,440	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/7/08. Cost $1,440,000) (f)	6.000	01/01/27	1,419,235
5,125	Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Rfdg, Ser C (NATL Insd)	*	07/01/14	4,820,319

				30,435,373

	West Virginia 1.2%
500	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850	06/01/34	460,835
855	Pleasants Cnty, WV Pollutn Ctl Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	845,159
1,000	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	1,009,670
955	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	968,265
1,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,027,160
1,025	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,049,221

				5,360,310

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin 2.6%
$1,500	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (NATL Insd)	5.500%	12/15/20	$1,817,250
425	Superior, WI Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	440,313
385	Superior, WI Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	389,966
2,400	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	2,509,368
3,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	3,121,080
950	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,062,718
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (b)	4.750	08/15/25	1,056,950
1,270	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.625	02/15/39	1,386,192

				11,783,837

	Wyoming 0.3%
1,100	Sweetwater Cnty, WY Pollutn Ctl Rev Rfdg ID Pwr Co Proj	5.250	07/15/26	1,174,283

	Puerto Rico 3.2%
2,100	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/27	2,176,314
1,900	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	1,919,684

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$2,675	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 8/01/11) (b)	5.000%	08/01/39	$2,802,865
1,900	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	1,928,234
2,100	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	2,145,969
3,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	3,517,570

				14,490,636

	Virgin Islands 0.4%
1,700	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt-Sr Lien, Ser A	5.000	10/01/25	1,727,676

Total Long-Term Investments 168.0% (Cost $753,120,717)				768,141,172
Total Short-Term Investments 0.3% (Cost $1,500,000)				1,500,000

Total Investments 168.3% (Cost $754,620,717)				769,641,172
Liability for Floating Rate Note Obligations Related to Securities Held (23.1%) (Cost ($105,790,000))
(105,790)	Notes with interest rates ranging from 0.27% to 0.73% at July 31, 2010 and contractual maturities of collateral ranging from 2023 to 2041 (h)			(105,790,000)

Total Net Investment 145.2% (Cost $648,830,717)				663,851,172
Other Assets in Excess of Liabilities 3.1%				14,471,722

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

Preferred Shares (including accrued distributions) (48.3%)				$(221,014,444)

Net Assets Applicable to Common Shares 100.0%				$457,308,450

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Escrowed to Maturity

(e)	Non-income producing security.

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.5% of net assets.

(g)	Securiy is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(h)	Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2010.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Syncora Gtd — Syncora Guaranteed Limited

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Price are based on quoted price in active markets for identical investments.

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Invesco Van Kampen Municipal Opportunity Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of July 31, 2010 in valuing the Trust’s investments carried at value.

Level 3
	Level 1	Level 2	Significant
	Quoted	Other Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total

Municipal Securities	$-0-	$769,641,172	$-0-	$769,641,172

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$32,932,517
Aggregate unrealized (depreciation) of investment securities	(18,430,122)

Net unrealized appreciation of investment securities	$14,502,395

Cost of investments for tax purposes is $649,353,056.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Municipal Opportunity Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.